Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2024
Related Party Transactions and Balances [Abstract]
Related Party Transactions and Balances

13. Related Party Transactions and Balances

a. Nature of relationships with related parties

Name	Relationship with the Group
New Harvest Investment Holdings Limited	Under the common control of Mr. Sit Hon, ceased to be related party since October 29, 2024
Top Pride International Limited	Under the common control of Mr. Sit Hon, ceased to be related party since October 29, 2024
Mr. Sit Hon	Former controlling shareholder of Top Win Hong Kong from October 25, 2018 to October 29, 2024, and former director of Top Win Hong Kong from April 19, 2018 to October 29, 2024
Mr. Ngai Kwan	Director of the Company since August 7, 2024

b. Transactions with related parties

		For the Years Ended December 31,
Name	Nature	2024	2023	2022
New Harvest Investment Holdings Limited(1)	Lease expense of the office premise	$64,078	$76,636	$76,623
Top Pride International Limited(2)	Lease expense of the warehouse	—	42,150	42,143
Top Pride International Limited(3)	Inventory management service	—	—	85,562
Mr. Sit Hon(4)	Transfer of life insurance policies	817,470	—	—
(1)	The amount for the years ended December 31, 2024, 2023 and 2022 represented the lease expense charged by New Harvest for the lease of office premise at 33/F, Sunshine Plaza, 353 Lockhart Road, Wan Chai, Hong Kong. The amount for the year ended December 31, 2024 represented the lease expense from January 1, 2024 to October 29, 2024, the date that New Harvest ceased to be a related party of the Group.

(2)	The amount for the years ended December 31, 2023 and 2022 represented the lease expense charged by Top Pride for the lease of warehouse at Unit1208 on 12/F, Riley House, No. 88 Lei Muk Road, Kwai Chung, New Territories, Hong Kong. The Group chose not to renew the lease contract in 2024.

(3)	The amount for the year ended December 31, 2022 represented expense related to the inventory management service provided by Top Pride to the Group, including the monitoring, checking and packaging of goods, warehouse management service and logistic services. There was no such service provided and expense incurred for the year ended December 31, 2023.

(4)	On May 31, 2024, the Group resolved to dispose of the investments in of Sun Life Insurance policy and BOC Life Insurance policy to Mr. Sit Hon at a consideration of $817,470. No gain or loss was recognized upon the disposal. Please refer to Note 9 for details.

c. Balances with related parties

		As of December 31,
Name	Nature	2024	2023
Mr. Sit Hon(4)	Amount due from a director	$—	$420,686
Mr. Ngai Kwan(5)	Amount due from a director	10,000	—

(4)	The outstanding balance as of December 31, 2023, represented advances made to Mr. Sit Hon by the Group to facilitate his personal needs. The balance was interest-free, unsecured, and repayable on demand, and has been fully settled during the year ended December 31, 2024.

(5)	The outstanding balance as of December 31, 2024, represented advances made to Mr. Ngai Kwan by the Group to facilitate his personal needs. The balance was interest-free, unsecured, and repayable on demand, and has been fully settled as of the date of this report.